Loss Before Income Tax (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax

		Year Ended June 30,
(in U.S. dollars, in thousands)	Note	2020	2019	2018
Revenue
Commercialization revenue		6,614	5,003	3,641
Milestone revenue		25,000	11,000	13,334
Interest revenue		542	719	366
Total Revenue		32,156	16,722	17,341

Clinical trial and research & development		(24,565)	(37,927)	(42,863)
Manufacturing production & development		(23,944)	(10,912)	(3,640)

Employee benefits
Salaries and employee benefits		(25,100)	(19,504)	(19,343)
Defined contribution superannuation expenses		(327)	(339)	(374)
Equity settled share-based payment transactions(1)		(7,522)	(4,368)	(6,199)
Total Employee benefits		(32,949)	(24,211)	(25,916)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(585)	(562)	(909)
Right of use asset depreciation		(1,508)	—	—
Intellectual property amortization		(1,574)	(1,577)	(1,741)
Total Depreciation and amortization of non-current assets		(3,667)	(2,139)	(2,650)

Other Management & administration expenses
Overheads & administration		(8,276)	(11,356)	(8,477)
Consultancy		(5,168)	(3,360)	(3,295)
Legal, patent and other professional fees		(5,854)	(4,098)	(3,436)
Intellectual property expenses (excluding the amount amortized above)		(2,683)	(2,795)	(3,065)
Total Other Management & administration expenses		(21,981)	(21,609)	(18,273)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(g)(iii)	1,380	(6,264)	10,541
Total Fair value remeasurement of contingent consideration		1,380	(6,264)	10,541

Other operating income and expenses
Remeasurement of borrowing arrangements		(779)	(752)	—
Research & development tax incentive		—	(74)	1,807
Government grant revenue		78	—	—
Foreign exchange gains/(losses)		246	(208)	161
Foreign withholding tax paid		—	(52)	(656)
Total Other operating income and expenses		(455)	(1,086)	1,312

Finance (costs)/gains
Remeasurement of borrowing arrangements		1,386	376	—
Interest expense		(14,716)	(11,704)	(1,829)
Total Finance costs		(13,330)	(11,328)	(1,829)

Total loss before income tax		(87,355)	(98,754)	(65,977)

(1)	Share-based payment transactions

For the years ended June 30, 2020, 2019 and 2018, share-based payment transactions have been reflected in the Consolidated Statement of Comprehensive Income functional expense categories as follows:

	Year Ended June 30,
(in U.S. dollars)	2020	2019	2018
Research and development	3,194,695	2,283,646	3,638,310
Manufacturing and commercialization	434,403	329,718	558,928
Management and administration	3,892,647	1,755,027	2,001,349
Equity settled share-based payment transactions	7,521,745	4,368,391	6,198,587
Legal, patent and other professional fees	—	620,000	—
Total equity settled share-based payment transactions in the profit and loss	7,521,745	4,988,391	6,198,587